LOANS AND BORROWINGS - Textual information (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021	Dec. 31, 2024 USD ($)	May 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Dec. 23, 2021 USD ($)
Loan Agreement with Galaxy Digital LLC
LOANS AND BORROWINGS
Borrowings term	32 months
Amount of loan facility	$ 35.0
Loan Agreement with Galaxy Digital LLC | Secured overnight financing rate
LOANS AND BORROWINGS
Borrowings, adjustment to interest rate basis	11.00%
November 2021 unsecured bond 8.75%
LOANS AND BORROWINGS
Borrowings term			5 years
Interest rate			8.75%	8.75%
Amount of loan facility				$ 40.0
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2023 and 30 November 2024
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption			102.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2024 and 30 November 2025
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption			101.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2025 and maturity date
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption			100.00%
November 2021 unsecured bond 8.75% | Occurrence of certain change of control events
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption			100.50%
Galaxy loan
LOANS AND BORROWINGS
Interest rate							8.00%
Amount of loan facility							$ 30.0
Mortgage - Quebec facility
LOANS AND BORROWINGS
Borrowings term				36 months
Interest rate				5.95%
Mortgage - Quebec facility | Lender Prime rate
LOANS AND BORROWINGS
Borrowings, adjustment to interest rate basis				0.50%
Loan agreements with NYDIG ABL LLC
LOANS AND BORROWINGS
Amount of loan facility						$ 97.0
Loan agreement with Liberty Commercial Finance
LOANS AND BORROWINGS
Borrowings term		36 months
Interest rate		11.90%			11.90%
Amount of loan facility		$ 1.2			£ 1.0